UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT            November 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:       $172,644
                                             (in thousands)


List of Other Included Managers:  NONE


                                                         FORM 13F INFORMATION TABLE
                                                            September 30, 2012



COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
--------------                --------       -----       --------  -------   --- ----  ----------  --------  ----       ------  ----
ACCURIDE CORP NEW             COM NEW        00439T206      652      140,000 SH        SOLE        NONE        140,000  0       0
BP PLC                        SPONSORED ADR  055622104      530       12,500 SH        SOLE        NONE         12,500  0       0
BELO CORP                     COM SER A      080555105      548       70,000 SH        SOLE        NONE         70,000  0       0
DELPHI AUTOMOTIVE PLC         SHS            G27823106   62,023    2,000,744 SH        SOLE        NONE      2,000,744  0       0
DEX ONE CORP                  COM            25212W100    5,756    4,604,831 SH        SOLE        NONE      4,604,831  0       0
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS   G10082140      734       21,000 SH        SOLE        NONE         21,000  0       0
FAIRPOINT COMMUNICATIONS INC  COM NEW        305560302      846      111,888 SH        SOLE        NONE        111,888  0       0
FORBES ENERGY SVCS LTD        COM            345143101      498      142,377 SH        SOLE        NONE        142,377  0       0
GANNETT INC                   COM            364730101   23,176    1,305,670 SH        SOLE        NONE      1,305,670  0       0
GENERAL MTRS CO               COM            37045V100   10,207      448,668 SH        SOLE        NONE        448,668  0       0
HAWAIIAN TELCOM HOLDCO INC    COM            420031106      443       25,000 SH        SOLE        NONE         25,000  0       0
INVESCO VAN KAMPEN SR INC TR  COM            46131H107    4,606      919,408 SH        SOLE        NONE        919,408  0       0
LEAR CORP                     COM NEW        521865204    6,907      182,769 SH        SOLE        NONE        182,769  0       0
LODGENET INTERACTIVE CORP     COM            540211109      133      208,240 SH        SOLE        NONE        208,240  0       0
PRIMUS TELECOMMUNICATIONS GR  COM            741929301      849       55,611 SH        SOLE        NONE         55,611  0       0
RENTECH INC                   COM            760112102      984      400,000 SH        SOLE        NONE        400,000  0       0
RESOLUTE FST PRODS INC        COM            76117W109   30,354    2,334,932 SH        SOLE        NONE      2,334,932  0       0
SUPERMEDIA INC                COM            868447103    4,872    1,831,766 SH        SOLE        NONE      1,831,776  0       0
TOWN SPORTS INTL HLDGS INC    COM            89214A102    1,197       96,730 SH        SOLE        NONE         96,730  0       0
VISTEON CORP                  COM NEW        92839U206   16,490      370,895 SH        SOLE        NONE        370,895  0       0
XERIUM TECHNOLOGIES INC       COM NEW        98416J118      839      239,761 SH        SOLE        NONE        239,761  0       0



SK 75252 0203 1326125